Vanguard® Windsor™Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.0%)
Communication Services (6.1%)
*	Meta Platforms Inc. Class A	2,812,775	419,019
*	Alphabet Inc. Class A	3,174,145	313,732
*	T-Mobile US Inc.	1,491,810	222,742
*	Charter Communications Inc. Class A	575,145	221,034
*	Match Group Inc.	2,838,342	153,611
	Cable One Inc.	137,732	108,792
	Verizon Communications Inc.	220,056	9,148
			1,448,078
Consumer Discretionary (10.1%)
*	Dollar Tree Inc.	1,472,775	221,181
*	Las Vegas Sands Corp.	3,617,930	213,458
	Lennar Corp. Class A	1,989,045	203,678
	Lear Corp.	1,381,940	201,459
*	Booking Holdings Inc.	80,996	197,152
	Gildan Activewear Inc.	6,139,590	192,353
	Newell Brands Inc.	11,866,202	189,385
*	Skechers USA Inc. Class A	3,530,160	169,977
*	Magna International Inc.	2,258,539	146,670
*	Airbnb Inc. Class A	1,305,746	145,082
	PVH Corp.	1,588,525	142,808
*	CarMax Inc.	1,990,701	140,245
*	Mohawk Industries Inc.	1,060,308	127,301
	Ross Stores Inc.	877,418	103,702
			2,394,451
Consumer Staples (3.4%)
	Philip Morris International Inc.	2,461,178	256,553
	Keurig Dr Pepper Inc.	6,948,519	245,144
	Unilever plc (XLON)	4,720,594	240,274
	Sysco Corp.	865,100	67,011
			808,982
Energy (7.8%)
	Halliburton Co.	11,451,942	472,049
	Schlumberger NV	6,562,208	373,915
	Canadian Natural Resources Ltd.	4,719,854	289,988
	Diamondback Energy Inc.	1,178,151	172,151
	ConocoPhillips	1,390,982	169,519
	NOV Inc.	5,808,164	141,952
	Shell plc ADR	2,086,504	122,707
	Exxon Mobil Corp.	878,247	101,885
			1,844,166

		Shares	Market Value ($000)
Financials (21.3%)
	MetLife Inc.	6,175,146	450,909
	Chubb Ltd.	1,587,008	361,029
	American International Group Inc.	5,659,822	357,814
	Equitable Holdings Inc.	11,144,476	357,403
	Charles Schwab Corp.	4,462,075	345,454
	Voya Financial Inc.	4,853,048	338,597
	Allstate Corp.	2,213,057	284,312
	Wells Fargo & Co.	4,933,654	231,240
	S&P Global Inc.	575,239	215,680
	M&T Bank Corp.	1,375,214	214,533
	Royal Bank of Canada	2,067,300	211,554
	Citigroup Inc.	4,035,906	210,755
	Capital One Financial Corp.	1,761,259	209,590
	Globe Life Inc.	1,590,091	192,163
	Raymond James Financial Inc.	1,636,334	184,529
	JPMorgan Chase & Co.	1,265,602	177,134
	Apollo Global Management Inc.	2,391,712	169,285
	Bank of America Corp.	4,514,065	160,159
	Goldman Sachs Group Inc.	353,777	129,415
	Axis Capital Holdings Ltd.	1,829,345	114,462
	Morgan Stanley	720,717	70,148
	UBS Group AG (Registered)	2,753,680	59,094
	Invesco Ltd.	852,369	15,777
			5,061,036
Health Care (13.1%)
	Pfizer Inc.	11,537,077	509,477
*	Centene Corp.	3,186,333	242,926
	AstraZeneca plc ADR	3,520,049	230,106
[1]	Fresenius Medical Care AG & Co. KGaA ADR	12,027,347	225,272
*	Seagen Inc.	1,592,570	222,132
	Novartis AG (Registered)	1,862,653	168,401
*	Avantor Inc.	6,566,824	156,947
	DENTSPLY SIRONA Inc.	4,083,218	150,385
	Bristol-Myers Squibb Co.	1,853,066	134,625
*	Teleflex Inc.	537,716	130,891
	Humana Inc.	252,389	129,147
*	Regeneron Pharmaceuticals Inc.	162,103	122,950
	Encompass Health Corp.	1,642,786	102,592
	Johnson & Johnson	616,171	100,695
	Cigna Corp.	298,096	94,398
	Elevance Health Inc.	186,825	93,411
	Cardinal Health Inc.	1,164,253	89,939
	McKesson Corp.	181,684	68,800
	Amgen Inc.	269,795	68,096
*	GE Healthcare Inc.	881,328	61,270
			3,102,460
Industrials (7.7%)
	Westinghouse Air Brake Technologies Corp.	4,593,389	476,840
	Knight-Swift Transportation Holdings Inc.	4,151,291	245,341
	General Electric Co.	2,643,985	212,788
*	Techtronic Industries Co. Ltd.	14,234,000	183,502
	Ferguson plc	1,200,293	170,850
	Airbus SE	1,336,540	167,556
	Leidos Holdings Inc.	1,662,241	164,296
	PACCAR Inc.	930,070	101,666
	General Dynamics Corp.	339,199	79,054

		Shares	Market Value ($000)
	Textron Inc.	527,173	38,404
			1,840,297
Information Technology (13.8%)
	QUALCOMM Inc.	2,135,634	284,488
*	Salesforce Inc.	1,486,869	249,749
	Micron Technology Inc.	3,853,178	232,347
	NXP Semiconductors NV	1,256,922	231,663
	SS&C Technologies Holdings Inc.	3,635,214	219,385
	Cognizant Technology Solutions Corp. Class A	3,239,260	216,221
	Amdocs Ltd.	2,333,964	214,561
*	Microsoft Corp.	772,203	191,360
*	F5 Inc.	1,285,109	189,759
	Fidelity National Information Services Inc.	2,380,215	178,611
*	FleetCor Technologies Inc.	800,175	167,084
*	GoDaddy Inc. Class A	2,022,777	166,131
	Hewlett Packard Enterprise Co.	9,858,568	159,019
	Genpact Ltd.	2,993,917	141,552
	Oracle Corp.	1,125,306	99,545
*	Zebra Technologies Corp. Class A	305,374	96,553
*	VMware Inc. Class A	516,731	63,284
*	Lumentum Holdings Inc.	1,033,736	62,210
	Samsung Electronics Co. Ltd.	938,035	46,724
	Juniper Networks Inc.	1,231,241	39,769
	Cisco Systems Inc.	556,397	27,080
			3,277,095
Materials (5.6%)
	Dow Inc.	3,814,708	226,403
	Rio Tinto plc ADR	2,827,610	224,371
	Reliance Steel & Aluminum Co.	959,845	218,317
	CRH plc (XDUB)	4,131,259	192,845
	PPG Industries Inc.	1,324,516	172,637
	FMC Corp.	1,211,524	161,290
	LG Chem Ltd.	228,857	129,168
			1,325,031
Real Estate (3.1%)
	American Tower Corp.	1,250,002	279,238
	Equinix Inc.	239,277	176,617
	Americold Realty Trust Inc.	5,008,939	157,331
	Extra Space Storage Inc.	556,097	87,769
*	CBRE Group Inc. Class A	384,588	32,886
			733,841
Utilities (6.0%)
	Edison International	5,743,400	395,720
	Exelon Corp.	7,759,321	327,366
	Duke Energy Corp.	2,400,876	245,969
	Iberdrola SA (XMAD)	17,113,261	200,769
	AES Corp.	7,002,811	191,947
	Avangrid Inc.	1,492,527	62,940
*	Iberdrola SA	285,222	3,332
			1,428,043
Total Common Stocks (Cost $18,827,295)			23,263,480
Temporary Cash Investments (2.2%)
Money Market Fund (1.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.437%	2,734,016	273,374

	Face Amount ($000)	Market Value ($000)
Repurchase Agreement (1.1%)
Bank of America Securities LLC 4.300%, 2/1/23 (Dated 1/31/23, Repurchase Value $260,631,000, collateralized by Ginnie Mae 2.000%, 1/20/52, with a value of $265,812,000)	260,600	260,600
Total Temporary Cash Investments (Cost $533,933)		533,974
Total Investments (100.2%) (Cost $19,361,228)		23,797,454
Other Assets and Liabilities—Net (-0.2%)		(49,967)
Net Assets (100%)		23,747,487
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $14,645,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,638,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	793	162,169	6,898
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	21,930,909	1,332,571	—	23,263,480
Temporary Cash Investments	273,374	260,600	—	533,974
Total	22,204,283	1,593,171	—	23,797,454
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,898	—	—	6,898
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
F.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	366,607	NA1	NA1	29	(8)	5,048	1	273,374
Voya Financial Inc.	336,421	—	4,250	(412)	6,838	984	—	NA2
Total	703,028	—	4,250	(383)	6,830	6,032	1	273,374
1	Not applicable—purchases and sales are for temporary cash investment purposes.
2	Not applicable—at January 31, 2023, the security was still held, but the issuer was no longer an affiliated company of the fund.